Note 7 - Other Real Estate Owned - Change in OREO (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance, Beginning of Year	$ 6,439,226	$ 8,839,103	$ 10,401,832
Additions	1,724,936	5,664,554	7,536,165
Sales of OREO	(3,786,567)	(7,416,293)	(8,054,675)
Loss on Sale	212,641	(146,402)	(591,071)
Provision for Losses	(333,767)	(501,736)	(453,148)
Balance, End of Year	$ 4,256,469	$ 6,439,226	$ 8,839,103